Redeemable Convertible Preferred Stock Warrant - Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	9 months	7 months 10 days	1 year 7 months 6 days
Volatility rate	46.70%	31.24%	51.83%
Risk-free interest rate	0.11%	0.06%	0.22%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	1 year 3 months	6 years 11 months 9 days	6 years 9 months
Volatility rate	54.90%	62.72%	57.22%
Risk-free interest rate	0.21%	2.47%	1.04%